OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 1,387	$ 1,250
Derivative assets	20	10
Securities - FVTOCI	79	121
Restricted cash	141	154
Inventory	654	507
Other	282	284
Total other non-current assets	$ 2,563	$ 2,326